INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 14,482,000	$ 14,209,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	108,000
Other	65,000	115,000
Total	$ 40,195,000	$ 39,972,000